As filed with the Securities and Exchange Commission on October 22, 2020

Securities Act File No. 333-237048

Investment Company Act File No. 811-23556

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 1	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 6	☒

(Check appropriate box or boxes)

DATUM ONE SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

50 S. LaSalle Street

Chicago, IL 60603

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (312) 557-4100

Barbara J. Nelligan

The Northern Trust Company

50 S. LaSalle Street

Chicago, IL 60603

(Name and Address of Agent for Service of Process)

With copies to:

John Loder

Jessica Reece

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

Approximate date of proposed public offering:

It is proposed that this filing will become effective:

☒	Immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	On (date) pursuant to paragraph (a)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment No. 1 to the Registration Statement of Datum One Series Trust is being filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Pre-Effective Amendment No. 5 to the Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and that it has duly caused this Post-Effective Amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, State of Illinois, on the 22nd day of October, 2020.

Datum One Series Trust

By:	/s/ Barbara J. Nelligan
Barbara J. Nelligan, President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Barbara J. Nelligan	President	October 22, 2020
Barbara J. Nelligan	(Principal Executive Officer)

Ryan D. Burns	Trustee	October 22, 2020
Ryan D. Burns*

JoAnn S. Lilek	Trustee	October 22, 2020
JoAnn S. Lilek*

Patricia A. Weiland	Trustee	October 22, 2020
Patricia A. Weiland*

Lloyd A. Wennlund	Trustee	October 22, 2020
Lloyd A. Wennlund*

David M. Whitaker	Trustee	October 22, 2020
David M. Whitaker*

/s/ Tracy L. Dotolo	Treasurer	October 22, 2020
Tracy L. Dotolo	(Principal Financial Officer)

By:	/s/ Barbara J. Nelligan
Barbara J. Nelligan, as Attorney-in-Fact

*	Pursuant to Power of Attorney.

Exhibit Index

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase